Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Options Outstanding Non-Vested Stock Options - beginning of year (shares)	1,255	759	2,094
Stock options granted (in shares)	507	1,490	0
Options, Vested (shares)	(761)	(853)	(1,309)
Options, Forfeited (shares)	0	(141)	(26)
Options Outstanding Non-Vested Stock Options - end of year (shares)	1,001	1,255	759
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year (dollars per share)	$ 1.16	$ 1.53	$ 1.97
Weighted-average grant-date fair value of options granted (in dollars per share)	2.55	1.16	0
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	1.36	0.65	2.22
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	0	6.03	1.73
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year (dollars per share)	$ 1.71	$ 1.16	$ 1.53
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Employee stock compensation and other (in shares) (note 12)	1,210	205	0